SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
36.    SUBSEQUENTS EVENTS

36.1 Announcement of former subsidiary The Body Shop entering administration in the UK

During January 2024, information became public that under the guidance of its new controllers, the former subsidiary The Body Shop filed for administration in the United Kingdom, covering operations in that country in the request. Receipt of this information led the Company's management to assess whether such event subsequent to the balance sheet date would affect the financial statements. The main receivables potentially impacted and management's considerations are included below:

a)      Receivable arising from the sale or former subsidiary The Body Shop

As disclosed on footnote 5.5, the Company has accounts receivable due in 2025 and 2026 conditioned on the achievement of certain performance targets by the former subsidiary The Body Shop in each of the respective previous fiscal years. Based on management's analysis and information available as of December 31, 2023, there were no indications or other evidence as of that date that the performance targets associated with such accounts receivable would not be achieved.

However, in April 2024, when the joint administrators of The Body Shop International issued their proposals for administration, such proposal contained additional information that affect the fair value assessment of the receivable..

The Company has assessed that the information that supported the fair value measurement of such receivables as of December 31, 2023 may no longer be deemed reliable for the purposes of determining the current fair value of the receivable. Therefore, while no adjustment is required to be made on the financial statements for the year ended December 31, 2023, the full balance described on footnote 5.5 has been reserved for in 2024, with the respective impact affecting the statement of profit or loss in the Discontinued Operations in 2024 in the amount of approximately R$320 million (net of income taxes).

With regards to the deferred fixed consideration due from the acquirer, (Aurelius Group) the Company has not identified indications that credit risk of the counterparty would have increased significantly to a point that would require the recognition of expected credit losses as of December 31st, 2023.

Management continues to monitor the evolution of the operations of the former subsidiary The Body Shop to assess whether they affect the fair value of the receivable and give rise to accounting adjustments in the financial statements of future periods.

b)      Operational receivables held by Avon from The Body Shop

On December 31, 2023, the subsidiary Avon had receivables from the former subsidiary The Body Shop arising from the manufacture of products in the total amount of approximately R$57 million. In light of the above mentioned information that became available in 2024, including the administrator’s proposals for settling The Body Shop debts with their creditors, the Company has determined that there was a significant increase in credit risk that require the recognition of losses on the recoverability of these receivables.

Therefore, while no adjustment is required to be made on the financial statements for the year ended December 31, 2023, the full balance described above, along with the additional receivables that arose in 2024, have been reserved for in 2024, with the respective impact affecting the statement of profit or loss in 2024 in the amount of approximately R$92 million.

36.2 Dividends distribution

On March 11, 2024, the Company's Board of Directors approved the distribution of dividends in the total amount of R$979,176, corresponding to the estimated value of R$0.709217 per share, excluding treasury shares. Such dividends include the minimum mandatory dividends of R$293,986, corresponding to 30% of the adjusted net profit for the year (see note no. 23), which is expected to be paid by April 19, 2024.

36.3 Flooding in the Brazilian State of Rio Grande do Sul

During May 2024, the state of Rio Grande do Sul in the south of Brazil was hit by a natural disaster. Significant flooding across the state has resulted in damage to third party property and displacement of populations, among other adverse effects. We are currently supporting our network of representatives and analyzing possible actions that may further assist the population at this time.

As of the date of this annual report, we are assessing the potential impacts on the Company’s assets that may have been affected, especially considering the existence of a distribution center in the region, where some of the Company’s products are stored.